Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net loss	$ (16,495,680)	$ (11,946,078)	$ (2,861,435)
Adjustments to reconcile net loss to net cash used in operating activities:
Periodic pension costs	(34,142)	47,183	20,085
Depreciation expense	11,408	10,050
Stock-based compensation	22,730
Provision of doubtful accounts		77,714
Amortization of debt discounts	67,008	41,611	72,188
Loss on conversion of convertible notes payable	922,495
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	698,116	(188,954)	(3,477)
Other receivables, net - related parties		(21,804)	(13,482)
Accounts payable	636,263	(2,269,460)	1,497,123
Interest payable	20,121	(313,342)	137,826
Other accrued liabilities	319,989	(334,045)	446,129
Other long term liabilities	(47,679)	(38,919)	(24,343)
Net cash used in operating activities	(13,879,371)	(14,936,044)	(729,386)
Cash Flows From Investing Activities:
Purchases of property and equipment		(39,560)
Net cash used in investing activities		(39,560)
Cash Flows From Financing Activities:
Proceeds from the issuance of common shares in initial public offering, net		11,001,569
Proceeds from the issuance of common shares in ATM financing	30,993
Proceeds from the issuance of common shares in registered direct offerings, net	1,911,513
Proceeds from the issuance of common shares in private placement offerings, net	7,275,549
Proceeds from the issuance of pre-funded warrants, net	5,348,882
Proceeds from issuance of convertible notes payable	1,530,000
Exercise of pre-funded warrants	23,692
Payments on note payable	(704,160)
Proceeds from the issuance of warrants, net	1,980,200	6,742,638
Exercise of warrants		1,149,550
Proceeds from bridge loan		108,610
Payment on Swiss government loan		(277,537)
Payment on second credit facility		(150,000)
Payment on convertible loans		(420,020)
Payment on convertible loans – related party		(111,730)
Payment on bridge loan		(670,380)
Payment of shareholder loans		(583,443)
Proceeds from the issuance of common shares in equity transactions, net		3,548,582
Proceeds from convertible loans			249,306
Proceeds from convertible loan – related party			113,130
Proceeds from Swiss government loan			262,137
Proceeds from Bridge loan			565,650
Deferred offering costs			(686,701)
Net cash provided by financing activities	17,396,669	20,337,839	503,522
Effect of exchange rate on cash and cash equivalents	(100)	(24,744)	99,308
Change in cash and cash equivalents	3,517,198	5,337,491	(126,556)
Cash and cash equivalents at the beginning of period	5,431,202	93,711	220,267
Cash and cash equivalents at the end of period	8,948,400	5,431,202	93,711
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest	13,248	339,932
Issuance of note payable for prepaid insurance	704,160
Deferred financing costs transferred to additional paid in capital		946,912
Issuance of common shares to consultant for payment of expenses		50,000
Issuance of common shares to Yorkville for partial payment of commitment fees		59,455
Debt discount on convertible loans	67,008		39,496
Debt discount on convertible loan – related party			$ 30,030